CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 110,719,000	$ 153,958,000
Short-term investments	1,253,801,000	682,152,000
Accounts receivable	146,967,000	155,537,000
Other receivables, prepayments and deposits	21,499,000	16,609,000
Amounts due from related parties	$ 10,887,000	$ 7,899,000
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Inventories	$ 48,454,000	$ 50,400,000
Total current assets	1,592,327,000	1,066,555,000
Property, plant and equipment	94,573,000	92,498,000
Investment in an equity investee	3,645,000	77,765,000
Investment in equity security	5,000,000	$ 5,000,000
Amounts due from related parties	$ 39,775,000
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Other non-current assets	$ 40,620,000	$ 32,378,000
Total assets	1,775,940,000	1,274,196,000
Current liabilities
Accounts payable	43,725,000	42,521,000
Other payables, accruals and advance receipts	221,061,000	256,124,000
Short-term bank borrowings	25,603,000	23,372,000
Deferred revenue	46,843,000	50,071,000
Other current liabilities	5,117,000	4,474,000
Total current liabilities	342,349,000	376,562,000
Long-term bank borrowings	67,841,000	59,434,000
Deferred revenue, non-current portion	30,785,000	48,432,000
Other non-current liabilities	93,042,000	17,915,000
Total liabilities	534,017,000	502,343,000
Commitments and contingencies
Company's shareholders' equity
Ordinary shares; $0.10 par value; 1,500,000,000 shares authorized; 872,111,470 and 871,601,095 shares issued at June 30, 2025 and December 31, 2024	87,211,000	87,160,000
Additional paid-in capital	1,527,662,000	1,517,526,000
Accumulated losses	(380,319,000)	(833,172,000)
Accumulated other comprehensive loss	(5,490,000)	(11,585,000)
Total Company's shareholders' equity	1,229,064,000	759,929,000
Non-controlling interests	12,859,000	11,924,000
Total shareholders' equity	1,241,923,000	771,853,000
Total liabilities and shareholders' equity	$ 1,775,940,000	$ 1,274,196,000